Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		$ 321,284
Balance		71,809	$ 321,284
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		380,617	266,012
Additions		6,615	13,738
Acquisitions through business combination			106,729
Impairment		(6,307)	(6,196)
Translation differences		(92)	334
Others		(634)
Deconsolidation	[1]	(282,059)
Balance		98,140	380,617
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(59,333)	(45,217)
Amortization for the year		12,712	14,151
Translation differences		(6)	(35)
Reclassification		0
Others		(622)
Deconsolidation	[1]	(45,086)
Balance		(26,331)	(59,333)
Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		321,284	220,795
Balance		71,809	321,284
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		213,737	138,613
Additions		0	0
Acquisitions through business combination			80,761
Impairment		(5,258)	(6,196)
Translation differences		(78)	559
Others		0
Deconsolidation	[1]	(126,364)
Balance		82,037	213,737
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(21,455)	(21,455)
Amortization for the year		0	0
Translation differences		0	0
Reclassification		0
Others		0
Deconsolidation	[1]	0
Balance		(21,455)	(21,455)
Goodwill [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		192,282	117,158
Balance		60,582	192,282
PPA [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	136,414	110,446
Additions	[2]	0	0
Acquisitions through business combination	[2]		25,968
Impairment	[2]	0	0
Translation differences	[2]	0	0
Others	[2]	0
Deconsolidation	[1],[2]	(136,414)
Balance	[2]	0	136,414
PPA [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	(32,631)	(21,516)
Amortization for the year	[2]	10,788	11,115
Translation differences	[2]	0	0
Reclassification	[2]	1,354
Others	[2]	0
Deconsolidation	[1],[2]	(44,773)
Balance	[2]	0	(32,631)
PPA [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	103,783	88,930
Balance	[2]	0	103,783
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		30,466	16,953
Additions		6,615	13,738
Acquisitions through business combination			0
Impairment		(1,049)	0
Translation differences		(14)	(225)
Others		(634)
Deconsolidation	[1]	(19,281)
Balance		16,103	30,466
Others [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(5,247)	(2,246)
Amortization for the year		1,924	3,036
Translation differences		(6)	(35)
Reclassification		(1,354)
Others		(622)
Deconsolidation	[1]	(313)
Balance		(4,876)	(5,247)
Others [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		25,219	14,707
Balance		$ 11,227	$ 25,219

[1]	Relates to deconsolidation of CPV Renewable. Refer to Note 11.A.7 for further information.
[2]	Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.